Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Composition of the Right of Use Assets - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition of the Right of Use Assets [Line Items]
Opening balances	$ 133,795	$ 137,879
Gross balance	215,411	231,603
Accumulated depreciation	(114,962)	(97,808)
Net balance	100,449	133,795
Land and building [Member]
Schedule of Composition of the Right of Use Assets [Line Items]
Opening balances	133,795	137,879
Gross balance	215,411	231,603
Accumulated depreciation	(114,962)	(97,808)
Net balance	100,449	133,795
Other [Member]
Schedule of Composition of the Right of Use Assets [Line Items]
Opening balances
Gross balance
Accumulated depreciation
Net balance